Mast Global Battery Recycling & Production ETF
Schedule of Investments
August 31, 2024 (Unaudited)

COMMON STOCKS - 99.0%	Shares	Value
Automobile Components - 2.8%
Tianneng Battery Group Co. Ltd. - Class A	27,357	$95,175
Tianneng Power International Ltd.	125,614	89,697
		184,872

Automobiles - 16.5%
BYD Co. Ltd. - Class A	9,100	320,211
Lucid Group, Inc. (a)	33,872	136,166
Renault SA	3,134	148,995
Tesla, Inc. (a)	2,224	476,181
		1,081,553

Chemicals - 6.5%
Ganfeng Lithium Group Co. Ltd. - Class A	22,300	85,982
LG Chem, Ltd.	765	184,113
Tianqi Lithium Corp. - Class A	21,300	78,971
Umicore SA	5,863	73,984
		423,050

Commercial Services & Supplies - 2.5%
Cleanaway Waste Management Ltd.	48,403	94,583
Sungeel Hitech Co. Ltd. (a)	1,635	68,296
		162,879

Electric Utilities - 1.7%
Fortum Oyj	6,876	110,056

Electrical Equipment - 19.5%
Camel Group Co. Ltd. - Class A	83,600	87,631
Contemporary Amperex Technology Co. Ltd. - Class A	17,200	447,313
Ecopro BM Co. Ltd. (a)	785	98,900
EnerSys	869	88,056
Eve Energy Co. Ltd. - Class A	19,000	89,797
LG Energy Solution Ltd. (a)	637	185,018
Sociedad Quimica y Minera de Chile SA - ADR	2,161	83,847
Sunwoda Electronic Co. Ltd. - Class A	44,200	104,698
Zhejiang Narada Power Source Co. Ltd. - Class A (a)	78,900	86,155
		1,271,415

Electronic Equipment, Instruments & Components - 3.7%
Samsung SDI Co. Ltd.	921	244,065

Household Durables - 4.2%
Panasonic Holdings Corp.	32,940	274,302

Metals & Mining - 36.6%(b)
BHP Group Ltd.	15,218	420,967
Boliden AB	4,385	134,452
CMOC Group Ltd. - Class A	113,100	119,511
Dowa Holdings Co. Ltd.	2,406	83,414
First Quantum Minerals Ltd. (a)	9,352	117,835
GEM Co. Ltd. - Class A	102,400	86,246
Glencore PLC	76,211	401,443
Rio Tinto PLC - ADR	6,642	420,239
Sumitomo Metal Mining Co. Ltd.	3,412	95,702
Vale SA - ADR	39,427	414,772
Zhejiang Huayou Cobalt Co. Ltd. - Class A	29,100	94,958
		2,389,539

Oil, Gas & Consumable Fuels - 5.0%
ENEOS Holdings, Inc.	43,008	233,198
SK Innovation Co., Ltd. (a)	1,140	93,873
		327,071
TOTAL COMMON STOCKS (Cost $6,981,357)		6,468,802

SHORT-TERM INVESTMENTS - 0.6%	Shares	Value
Money Market Funds - 0.6%
First American Treasury Obligations Fund - Class X, 5.18% (c)	40,940	40,940
TOTAL SHORT-TERM INVESTMENTS (Cost $40,940)		40,940

TOTAL INVESTMENTS - 99.6% (Cost $7,022,297)		$6,509,742
Other Assets in Excess of Liabilities - 0.4%		27,839
TOTAL NET ASSETS - 100.0%		$6,537,581

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

AB - Aktiebolag ADR - American Depositary Receipt
PLC - Public Limited Company
SA - Sociedad Anónima

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized effective yield as of August 31, 2024.

NEOS ETF Trust
Mast Global Battery Recycling & Production ETF
Notes to Quarterly Schedule of Investments
August 31, 2024 (Unaudited)

Investment Valuation
The Fund discloses the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund’s (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets that the Fund’s have the ability to access.
• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2024:

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$6,468,802	$–	$–	$6,468,802
Money Market Funds	40,940	–	–	40,940
Total Assets	$6,509,742	$–	$–	$6,509,742

Refer to the Schedule of Investments for further disaggregation of investment categories.

Mast Global Battery Recycling & Production ETF invested, as a percentage of net assets, in the following countries as of August 31, 2024 (Unaudited):

Allocation of Portfolio Holdings by Country as of August 31, 2024

(% of Net Assets)
China	$1,696,648	25.9%
South Korea	874,265	13.2
United States	741,343	11.4
Japan	686,616	10.6
Australia	515,550	7.9
United Kingdom	420,239	6.4
Brazil	414,772	6.4
Switzerland	401,443	6.1
France	148,995	2.2
Sweden	134,452	2.1
Canada	117,835	1.8
Finland	110,056	1.7
Cayman Islands	89,697	1.4
Chile	83,847	1.3
Belgium	73,984	1.2
Other Assets in Excess of Liabilities	27,839	0.4
	$6,537,581	100.0%